Disclosure of New Standards in the Period	12 Months Ended
Dec. 31, 2025
Disclosure of New Standards in the Period [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD
NOTE 4 –	DISCLOSURE OF NEW STANDARDS IN THE PERIOD

According to the Subsequent Amendment:

●	Only financial covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.

●	In respect of a liability for which compliance with financial covenants is to be evaluated within twelve months from the reporting date, disclosure is required to enable users of the financial statements to assess the risks related to that liability. The Subsequent Amendment requires disclosure of the carrying amount of the liability, information about the financial covenants, and the facts and circumstances at the end of the reporting period that could result in the conclusion that the entity may have difficulty in complying with the financial covenants.

According to the Original Amendment, the conversion option of a liability affects the classification of the entire liability as current or non-current unless the conversion component is an equity instrument.

The Original Amendment and Subsequent Amendment are both effective for annual periods beginning on or after January 1, 2024 and must be applied retrospectively. The Original Amendment and Subsequent Amendment did not have an impact on the Company’s consolidated financial statements, other than for the warrant liabilities which the Company classified as a current liability beginning on January 1, 2024 with a retrospective effect.

-	Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”:

In August 2023, the IASB issued “Amendments to IAS 21: Lack of Exchangeability (Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”)” (the “Amendments”) to clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.

The Amendments set out the requirements for determining the spot exchange rate when a currency lacks exchangeability. The Amendments require disclosure of information that will enable users of financial statements to understand how a currency not being exchangeable affects or is expected to affect the entity’s financial performance, financial position and cash flows.

The Amendments applied for annual reporting periods beginning on or after January 1, 2025. The amendments did not have a material impact on the Company’s consolidated financial statements.

Changes in accounting policies - initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards in the period prior to their adoption:

IFRS 18 “Presentation and Disclosure in Financial Statements” (IFRS 18)

IFRS 18 replaces IAS 1 “Presentation of Financial Statements.” The main changes in the new standard are as below:

i.	Improved comparability in the statement of profit or loss. IFRS 18 requires entities to classify all income and expenses within their statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new, to improve the structure of the income statement, and requires all entities to provide new defined subtotals, including operating profit or loss. The improved structure and new subtotals will give investors a consistent starting point for analyzing entities’ performance and make it easier to compare entities.

ii.	Enhanced transparency of management-defined performance measures. IFRS 18 requires entities to disclose explanations of those entity-specific measures that are related to the income statement, referred to as management-defined performance measures.

iii.	Useful grouping of information in the financial statements. IFRS 18 sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. The changes are expected to provide more detailed and useful information. IFRS 18 also requires entities to provide more transparency regarding operating expenses, helping investors to find and understand the information they need.

The Amendments apply for annual reporting periods beginning on or after January 1, 2027. Earlier adoption is permitted. The Company is still evaluating the effect of this amendment on its consolidated financial statements.